Financial risk management and fair value estimates (Details Narrative) - ARS ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Loss before income tax	$ 241,298	$ (111,728)	$ (18,289)
Foreign Exchange risk and associated derivative financial instruments [Member]
Statement [Line Items]
Loss before income tax	35,228	27,742
Book value of net liability	$ 352,280	$ 277,423
Appreciation of the foreign currency	10.00%
Depreciation against functional currency percentage	10.00%
Other Price Risk [Member] | Derivatives [Member]
Statement [Line Items]
Financial investment	35,305	24,484
Loss before income tax	$ 3,531	$ 2,448
Increase derivative financial instruments	10.00%
Decrease in quoted prices of equity securities	10.00%
Credit Risk [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Percentage of trade receivable by group	86.54%	94.66%
Property receivable sale of trading properties	13.46%	5.34%
Interest Rate Risks [member]
Statement [Line Items]
Fixed interest rate on long-term borrowing	99.90%	87.60%
Increase in floating rates	1.00%	1.00%
Decrease in floating rates	1.00%	1.00%